CREDIT FACILITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Short-term bank loans	$ 5,129,295	$ 5,819,787
Industrial Bank [Member]
Bank Name	Industrial Bank
Maturities	Dec. 31, 2020
Interest rate	5.88%
Collateral/ Guarantee	Secured by Xiaodong Chen and Jiajun Cai
Short-term bank loans	$ 766,295	716,723
Industrial Bank [Member]
Bank Name	Industrial Bank
Maturities	Dec. 31, 2020
Interest rate	5.88%
Collateral/ Guarantee	Guarantee by Xiaodong Chen and Juanjuan Cai and PICC Proerty and Casuatly Company Limited Xiamen Branch
Short-term bank loans	$ 459,777	430,034
Industrial Bank [Member]
Bank Name	Industrial Bank
Maturities	Dec. 31, 2020
Interest rate	5.88%
Collateral/ Guarantee	Guarantee by Xiamen Siming Technology Financing Guarantee Co. Ltd., Xiaodong Chen and Juanjuan Cai
Short-term bank loans	$ 398,474	372,696
China Rich Finance Limited [Member]
Bank Name	China Rich Finance Limited
Maturities	May 31, 2021
Interest rate	23.00%
Collateral/ Guarantee	Guarantee by Fujian Blue Hat Interactive Entertainment Technology Ltd., Pingxiang Blue Hat Technology Co. Ltd., and Xiaodong Chen
Short-term bank loans	$ 2,998,944
Industrial Bank [Member]
Bank Name	Industrial Bank
Maturities	Feb. 28, 2021
Interest rate	6.583%
Collateral/ Guarantee	Guarantee by 14 property rights
Short-term bank loans	$ 505,755
Industrial Bank [Member]
Bank Name	Industrial Bank
Maturities	Aug. 31, 2020
Interest rate	4.35%
Collateral/ Guarantee	Secured by $5 million fixed deposit
Short-term bank loans		$ 4,300,334